FINANCING INCOME (EXPENSES), NET	12 Months Ended
Dec. 31, 2017
Other Income, Nonoperating [Abstract]
FINANCING INCOME (EXPENSES), NET
NOTE 14	-	FINANCING INCOME (EXPENSES), NET

	US dollars
	Year ended December 31,
(in thousands)	2017	2016	2015

Short-term interest income, commissions and other	258	46	77
Gains in respect of marketable securities	397	115	666
Interest income in respect of long-term loans	1	225	-
Interest income in respect of deposits	1,415	1,944	773
Expenses related to taxes positions	(2,246)	-	-
Exchange rate differences and others, net	(814)	(274)	(327)
	(989)	2,056	1,189